Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account – U.S. Treasury Securities	$ 345,258,401	$ 345,191,130
Liabilities:
Warrant liabilities – public warrants	19,837,500	18,112,500
Warrant liabilities – private warrants	11,303,000	11,303,000
Level 1 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities	345,258,401	345,191,130
Liabilities:
Warrant liabilities – public warrants	19,837,500	18,112,500
Warrant liabilities – private warrants
Level 2 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant liabilities – public warrants
Warrant liabilities – private warrants
Level 3 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant liabilities – public warrants
Warrant liabilities – private warrants	$ 11,303,000	$ 11,303,000